TRANSACTIONS WITH RELATED PARTIES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and deposits in banks	$ 613,361	$ 570,317
Financial derivative contracts	2,238,647	2,500,782
Available for sale investments	2,574,546	3,388,906
Other assets	764,410	847,272
Liabilities
Deposits and other demand liabilities	7,768,166	7,539,315
Obligations under repurchase agreements Loans	268,061	212,437
Time deposits and other time liabilities	11,913,945	13,151,709
Financial derivative contracts	2,139,488	2,292,161
Issued debt instruments	709,365	7,326,372
Other financial liabilities	745,363	795,785
Santander Group Companies [Member]
Assets
Cash and deposits in banks	74,949	187,701	$ 23,578
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	545,028	742,851	771,774
Available for sale investments
Other assets	8,480	4,711	3,218
Liabilities
Deposits and other demand liabilities	24,776	6,988	9,987
Obligations under repurchase agreements Loans	50,945	56,167	12,006
Time deposits and other time liabilities	785,988	1,545,835	1,360,572
Financial derivative contracts	418,647	954,575	1,323,996
Issued debt instruments	482,626	484,548	398,565
Other financial liabilities	4,919	8,970	2,409
Other liabilities	164,303	446	376
Associates [member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts	86,011	33,433	24,773
Available for sale investments
Other assets	118,136	67,454	19,101
Liabilities
Deposits and other demand liabilities	25,805	7,141	8,535
Obligations under repurchase agreements Loans
Time deposits and other time liabilities	27,968	6,219	234
Financial derivative contracts	142,750	54,691	23,326
Issued debt instruments
Other financial liabilities
Other liabilities	58,168	44,329	19,541
Key management personnel of entity or parent [member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts
Available for sale investments
Other assets
Liabilities
Deposits and other demand liabilities	2,470	2,883	2,454
Obligations under repurchase agreements Loans
Time deposits and other time liabilities	3,703	2,365	2,728
Financial derivative contracts
Issued debt instruments
Other financial liabilities
Other liabilities
Other related parties [member]
Assets
Cash and deposits in banks
Trading investments
Obligations under repurchase agreements Loans
Financial derivative contracts
Available for sale investments
Other assets
Liabilities
Deposits and other demand liabilities	221	630	1,373
Obligations under repurchase agreements Loans
Time deposits and other time liabilities	3,504	1,984	898
Financial derivative contracts	7,190
Issued debt instruments
Other financial liabilities
Other liabilities